BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Profit Sharing and 401(k) Savings Plan
The Bank’s Profit Sharing and 401(k) Savings Plan (the “Plan”) is a tax-qualified defined contribution plan for the benefit of its eligible employees.  The Bank’s profit sharing contribution to the Plan is a discretionary amount authorized by the Board of Directors, based on the financial results of the Bank.  An employee’s share of the profit sharing contribution represents the ratio of the employee’s salary to the total salary expense of the Bank. Participants vest in the Bank’s discretionary profit sharing contributions based on years of service, with 100% vesting attained upon five years of service.  There were no profit sharing contributions for the years ended December 31, 2011, 2010 and 2009.

The Plan also includes a 401(k) feature.  Eligible participants may make salary deferral contributions of up to 100% of earnings subject to Internal Revenue Services limitations.  The Bank makes matching contributions equal to 50% of the participants’ contributions up to 6% of the participants’ earnings.  Participants are immediately vested in their salary deferral contributions, employer matching contributions and earnings thereon.  Bank contributions were $260,000, $263,000 and $255,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Group Term Replacement Plan
The Bank maintains the Group Term Replacement Plan to provide a death benefit to executives designated by the Compensation Committee of the Board of Directors.  The death benefits are funded through certain insurance policies that are owned by the Bank on the lives of the participating executives.  The Bank pays the life insurance premiums, which fund the death benefits from its general assets, and is the beneficiary of any death benefits exceeding any executive’s maximum dollar amount specified in his or her split-dollar endorsement policy.  The maximum dollar amount of each executive’s split-dollar death benefit equals three times the executive’s annual compensation less $50,000 pre-retirement and three times final annual compensation post-retirement not to exceed a specified dollar amount.  For purposes of the plan, annual compensation includes an executive’s base compensation, commissions and cash bonuses earned under the Bank’s bonus plan.  Participation in the plan ceases if an executive is terminated for cause or the executive terminates employment for reasons other than death, disability or retirement.  If the Bank wishes to maintain the insurance after a participant’s termination in the plan, the Bank will be the direct beneficiary of the entire death proceeds of the insurance policies. Total expense recognized under this plan was $40,000, $89,000 and $125,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Executive Supplemental Retirement Agreements – Defined Benefit
The Bank maintains unfunded supplemental defined benefit retirement agreements with its directors and members of senior management.  These agreements provide for supplemental retirement benefits to certain executives based upon average annual compensation and years of service.  Entitlement of benefits commence upon the earlier of the executive’s termination of employment (other than for cause), at or after attaining age 65 or, depending on the executive, on the date when the executive’s years of service and age total 80 or 78.  Total expense incurred under these agreements for the years ended December 31, 2011, 2010 and 2009 was $882,000, $810,000 and $826,000, respectively.

Performance-Based Incentive Plan
The Bank has an incentive plan whereby all employees are eligible to receive a bonus tied to both the Company and individual performance.  Non-discretionary contributions to the plan require the approval of the Board of Directors’ Compensation Committee.  Total expense recognized was $366,000, $534,000 and $194,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Supplemental Executive Retirement Plan
The Bank maintains the Supplemental Executive Retirement Plan to provide restorative payments to executives, designated by the Board of Directors, who are prevented from receiving the full benefits of the Bank’s Profit Sharing and 401(k) Savings Plan and Employee Stock Ownership Plan.  The supplemental executive retirement plan also provides supplemental benefits to participants upon a change in control prior to the complete scheduled repayment of the ESOP loan.  For the years ended December 31, 2011, 2010 and 2009, the President and Chief Executive Officer was designated by the Board of Directors to participate in the plan.  Total expense incurred under this plan was $11,000, $11,000 and $5,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Employee Stock Ownership Plan
In September 2004, the Bank established an ESOP for the benefit of its eligible employees.  The Company provided a loan to the Savings Institute Bank and Trust Company Employee Stock Ownership Plan of $4.9 million which was used to purchase 492,499 shares of the Company’s outstanding stock.  The loan bears interest equal to 4.75% and provides for annual payments of interest and principal over the 15-year term of the loan.

In January 2011, the Company completed its public stock offering in which outstanding shares of the former SI Financial Group, Inc. were exchanged at an exchange ratio of 0.8981 for shares of the new SI Financial Group Inc. At that time, the Company provided an additional loan to the Savings Institute Bank and Trust Employee Stock Ownership Plan of $3.1 million which was used to purchase 392,670 shares of the Company's common stock sold in the subscription and community offering. The new loan bears interest equal to 3.25% and provides for annual payments of interest and principal over the 20-year term of the loan.

At December 31, 2011, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2012	$435
2013	455
2014	475
2015	495
2016	516
Thereafter	3,659
Total	$6,035

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the shares purchased, which are held in a suspense account for allocation among participants as the loan is repaid.  Shares held by the ESOP include the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Dollars In Thousands)
Allocated	158,431	139,480
Committed to be allocated	48,637	29,004
Unallocated	605,075	261,042
Total shares	812,143	429,526
Fair value of unallocated shares	$5,960	$2,567

Shares held by the ESOP at December 31, 2010 have been restated to reflect that on January 12, 2011, each share was converted to 0.8981 shares of company common stock in connection with the Conversion.

Total compensation expense recognized in connection with the ESOP was $467,000, $202,000 and $155,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Equity Incentive Plan
The 2005 Equity Incentive Plan (the “Incentive Plan”) allows the Company to grant up to 552,891 stock options and 221,154 shares of restricted stock to its employees, officers, directors and directors emeritus.  The number of shares noted is reflective of the conversion exchange rate of 0.8981. Both incentive stock options and non-statutory stock options may be granted under the plan.  All options have a contractual life of ten years and vest equally over a period of five years beginning on the first anniversary of the date of grant.  At December 31, 2011, a total of 47,004 stock options were available for future grants.  For the years ended December 31, 2011, 2010 and 2009, the Company recognized share-based compensation expense related to the stock option and restricted stock awards of $100,000, $257,000 and $742,000, respectively.

There were 67,500 stock options granted during the year ended December 31, 2011 and 62,861 stock options granted during the year ended December 31, 2010. The number of shares noted is reflective of the conversion exchange rate of 0.8981.  There were no stock options granted during the year ended December 31, 2009. The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2011	2010
Expected term (years)	10.00	10.00
Expected dividend yield	1.70%	1.50%
Expected volatility	39.27%	38.98%
Risk-free interest rate	3.36%	3.70%
Fair value of options granted	$4.04	$2.55

The expected term was based on the estimated life of the stock options.  The dividend yield assumption was based on the Company’s historical and expected dividend pay-outs.  The expected volatility represents the Company’s historical volatility.  The risk-free interest rate was based on the implied yields of U.S. Treasury zero-coupon issues for periods within the contractual life of the awards in effect at the time of the stock option grants.

The following is a summary of activity for the Company’s stock options for the year ended December 31, 2011:

	Shares (1)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	446,122	$10.64
Options granted	67,500	9.41
Options forfeited	(7,735)	11.01
Options outstanding at end of year	505,887	$10.47	4.86
Options exercisable at end of year	383,436	$11.23	3.66

(1) The number of options reflects the conversion of 0.8981 shares of company common stock in connection with the Conversion.

There were no options exercised for each of the years ended December 31, 2011 and 2010.  The intrinsic value of stock options outstanding and exercisable at December 31, 2011 was $291,000 and $52,000, respectively.  At December 31, 2011, there was $291,000 of total unrecognized compensation costs related to outstanding stock options, which is expected to be recognized over a weighted average period of 1.9 years.

The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2011.

	Shares (1)	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	6,467	$4.64
Restricted shares granted	2,334	9.50
Restricted shares vested	(1,617)	4.64
Restricted shares forfeited	—	—
Unvested restricted shares at end of year	7,184	$6.22

(1) The number of restricted shares reflects the conversion of 0.8981 shares of company common stock in connection with the Conversion.

At December 31, 2011, there were no shares available for future grants.  The aggregate fair value of restricted stock awards that vested during the years ended December 31, 2011, 2010 and 2009 was $15,000, $281,000 and $267,000, respectively.  At December 31, 2011, there was $38,000 of total unrecognized compensation costs related to unvested restricted stock awards granted under the Incentive Plan, which is expected to be recognized over a weighted average period of 1.8 years.

Bank-Owned Life Insurance
The Company has an investment in, and is the beneficiary of, life insurance policies on the lives of certain officers.  The purpose of these life insurance investments is to provide income through the appreciation in cash surrender value of the policies, which is used to offset the costs of various benefit and retirement plans.  The Company’s investment in bank-owned life insurance does not exceed the regulatory limitation of 25 percent of Tier 1 capital plus the allowance for loan and lease losses.  The aggregate cash surrender value of all policies owned by the Company amounted to $9.0 million at December 31, 2011 and 2010.  Income earned on these life insurance policies aggregated $289,000, $290,000 and $294,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company recognized gains of $122,000 and $291,000 on death benefit proceeds received from a bank-owned life insurance policy during the years ended December 31, 2011 and 2009, respectively. There were no gains recognized on death benefit proceeds received during the year ended December 31, 2010.